PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2017	2016
Cost:
Lab equipment	$14,613	$13,225
Computers and peripheral equipment	19,430	18,704
Office furniture and equipment	1,071	975
Leasehold improvements	1,809	1,238

	36,923	34,142
Accumulated depreciation:
Lab equipment	12,066	10,788
Computers and peripheral equipment	18,430	17,750
Office furniture and equipment	550	521
Leasehold improvements	875	696

	31,921	29,755

Depreciated cost	$5,002	$4,387